Consolidated Statements of Cash Flows $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities:
Profit before tax	$ 11,332	$ 18,668	$ 6,535
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	4,936	4,972	5,451
Impairment of property, plant and equipment	11	223	2,524
Amortization of prepaid land lease payments	38	35	57
Gain on disposal of investment property			(4,466)
Amortization of intangible assets	44	49	46
Gain on disposal of property, plant and equipment	(93)	(99)	(100)
(Gain) loss on disposal of assets classified as held for sale		(4,525)	11
Adjustment for loss (gain) on fair value of derivatives	2	332	(171)
Dividend income	(105)	(100)	(96)
Finance income	(482)	(876)	(1,045)
Finance costs	1,378	1,221	1,147
Share of loss of associates	3	3	710
Impairment of investment in associates			126
Impairment for trade receivables	570	302	279
Impairment (reversal of impairment) for trade receivables for related parties	1	27	(1)
Impairment of other receivable	53		191
Impairment (write-back of impairment) of inventories	1,613	532	(3,306)
Unrealized foreign exchange difference, net	(742)	(1,771)	1,244
Loss on liquidation of subsidiary		261
Changes in operating assets and liabilities
Trade and other receivable, net	27,993	(17,438)	(9,949)
Contract assets	(1,317)
Inventories	10,339	(11,523)	7,713
Prepayment and other current assets	133	123	1,704
Amounts due to/from related parties	(1,422)	2,733	(7)
Other non-current assets	(55)	77	(261)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	(8,518)	(6,778)	2,334
Net cash flows (used in) provided by operating activities	45,712	(13,552)	10,670
Dividend received	105	100	96
Interest received	405	858	869
Interest paid	(1,216)	(1,043)	(941)
Income tax paid	(4,357)	(2,787)	(1,680)
Net cash (used in) provided by operating activities	40,649	(16,424)	9,014
Investing activities:
Purchases of property, plant and equipment	(4,441)	(4,903)	(5,044)
Purchases of intangible assets	(67)	(10)	(126)
Purchases of investment properties		(84)
Purchases of long-term bank deposits	(410)	(475)
Proceeds from disposal of held for sale assets		8,011	210
Proceeds from disposal of property, plant and equipment	100	510	113
Proceeds from disposal of other financial assets-held to maturity		340
Proceeds from disposal of investment property			4,695
Net cash provided by (used in) investing activities	(4,818)	3,389	(152)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(2,206)	(1,943)	(1,159)
Dividend paid to company's shareholders	(1,106)	(1,382)
Repayments of borrowings	(25,737)	(17,306)	(35,346)
Proceeds from borrowings	9,517	27,714	26,120
Change in financial lease liabilities	(46)	(41)	(28)
Net cash provided by (used in) financing activities	(19,578)	7,042	(10,413)
Effect of exchange rate	(1,568)	3,855	(1,521)
Net increase (decrease) in cash and cash equivalents	14,685	(2,138)	(3,072)
Cash and cash equivalents at beginning of year	46,093	48,231	51,303
Cash and cash equivalents at end of year	$ 60,778	$ 46,093	$ 48,231